FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 30, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS (the “Trust”)
  Institutional Shares
1933 Act File No. 2-75769
1940 Act File No. 811-3387

Dear Sir or Madam:

Pursuant to Rule 497(k) of the Securities Act of 1933, the definitive Summary Prospectus for the above-referenced Fund dated March 31, 2010, is hereby electronically transmitted.

If you have any questions on the enclosed material, please contact me at (412) 288-7420.

Very truly yours,

/s/ Sheryl L. McCall
Sheryl L. McCall
Paralegal

Enclosures
slm